Fees Summary	Aug. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 975,000
Previously Paid Amount	0.00
Total Fee Amount	149.27
Total Offset Amount	0.00
Net Fee	149.27
Narrative - Max Aggregate Offering Price	$ 975,000
Final Prospectus	true